PREPAID AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expense, Current	$ 2,333	$ 862
Deposits Assets, Current	142	30
Government Contract Receivable, Current	153	85
Other Assets, Current	503	197
Prepaid Expense and Other Assets, Current	$ 3,131	$ 1,174